NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable
NOTES PAYABLE

NOTE 6 - NOTES PAYABLE

During the second quarter of 2022, the Company issued a promissory note in exchange for $200,000 in cash. This note carries a 12% interest rate, interest payable monthly, and a six month maturity.

During the quarter ended March 31, 2022, the Company entered into a financing for the purchase of a Directors and Officers (D&O) Liability Insurance policy. This financing carries a 5.65% interest rate and is payable monthly for 10 months. At June 30, 2022, the outstanding balance on this note was $34,681.

During the second quarter of 2021, the then remaining two notes, totaling $40,000 of principal and $10,000 of OID, were repaid in cash.

During the first quarter of 2021, 13 of the 15 note holders converted their note receivable into shares of common stock at the rate of $0.06 per share, for a total of 10,937,499 shares of common stock for a total of $656,250 convertible debt.

During the first quarter of 2021, the Company entered into 2 notes payable for a total amount of cash received of $110,000. The notes are identical and carry a maturity of six months from inception and a 25% original issue discount (OID). The maturity was extendable at the Company’s option for up to three months with a 3% per month extension fee. The notes also carried 10 warrants for each $1 loaned. These notes were collateralized by Preferred C shares representing 2.64% of the issued and outstanding common stock shares. Two officers holding Preferred C shares have pledged the Preferred C shares as this collateral.

NOTE 6 - NOTES PAYABLE

During the first quarter 2021, 13 of the 15 total notes were converted into 10,937,499 shares of common stock.

In January 2021, the amounts receivable for notes payable were received.

During the first quarter of 2021, the Company entered into two (2) notes payable with a face amount of $137,500, including 25% Original Issue Discount (OID), for a total amount of cash received of $110,000. The notes are identical and carry a maturity of six months from inception and a 25% OID. The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee. In connection with the notes, the Company issued warrants to purchase 1,100,000 shares of common stock of the Company, which were recorded as a discount in the amount of $9,533, which is being amortized over the term of the notes. These notes are collateralized by Preferred C shares representing 9.24% of the issued and outstanding common stock shares. Two officers holding Preferred C shares have pledged the Preferred C shares as this collateral.

During 2020, the Company issued thirteen (13) notes payable with a face amount of $568,750, including 25% OID, for a total amount of cash received of $455,000. The notes are identical and carry a six-month maturity. The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee. In connection with the notes, the Company issued warrants to purchase 4,550,000 shares of common stock of the Company, which were recorded as a discount in the amount of $54,555, which is being amortized over the term of the notes. These notes are collateralized by Preferred C shares representing 9.24% of the issued and outstanding common stock shares. Two officers holding Preferred C shares have pledged the Preferred C shares as this collateral. During the first quarter of 2021, 13 of the 15 note holders converted their notes into shares of common stock at the rate of $0.06 per share, for a total of 10,937,499 shares of common stock for a total of $656,250 convertible debt.

Curative Biotechnology, Inc

Notes to Financial Statements